Quarterly Holdings Report
for
Fidelity® Quality Factor ETF
April 30, 2023
T22-NPRT3-0623
1.9880058.106
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.0%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.	91,157	1,610,744
Liberty Global PLC Class A (a)	39,308	766,899
Verizon Communications, Inc.	49,642	1,927,599
		4,305,242
Entertainment - 0.4%
Activision Blizzard, Inc.	15,466	1,201,863
Interactive Media & Services - 5.1%
Alphabet, Inc. Class A (a)	90,177	9,679,599
Meta Platforms, Inc. Class A (a)	20,644	4,961,166
		14,640,765
Media - 1.0%
Comcast Corp. Class A	50,806	2,101,844
Nexstar Broadcasting Group, Inc. Class A	3,992	692,412
		2,794,256
TOTAL COMMUNICATION SERVICES		22,942,126
CONSUMER DISCRETIONARY - 11.0%
Automobiles - 1.7%
Tesla, Inc. (a)	29,112	4,783,393
Hotels, Restaurants & Leisure - 4.3%
Airbnb, Inc. Class A (a)	17,957	2,148,914
Booking Holdings, Inc. (a)	1,009	2,710,487
Domino's Pizza, Inc.	5,204	1,652,114
McDonald's Corp.	12,132	3,588,039
Yum! Brands, Inc.	15,969	2,244,922
		12,344,476
Specialty Retail - 4.0%
AutoZone, Inc. (a)	868	2,311,753
Lowe's Companies, Inc.	12,588	2,616,164
O'Reilly Automotive, Inc. (a)	2,670	2,449,218
The Home Depot, Inc.	12,739	3,828,579
		11,205,714
Textiles, Apparel & Luxury Goods - 1.0%
NIKE, Inc. Class B	23,034	2,918,868
TOTAL CONSUMER DISCRETIONARY		31,252,451
CONSUMER STAPLES - 6.5%
Beverages - 1.6%
Brown-Forman Corp. Class B (non-vtg.)	20,507	1,334,801
The Coca-Cola Co.	49,735	3,190,500
		4,525,301
Food Products - 0.6%
The Hershey Co.	6,538	1,785,266
Household Products - 2.8%
Colgate-Palmolive Co.	23,489	1,874,422
Kimberly-Clark Corp.	12,311	1,783,741
Procter & Gamble Co.	26,352	4,120,926
		7,779,089
Tobacco - 1.5%
Altria Group, Inc.	40,393	1,919,071
Philip Morris International, Inc.	23,722	2,371,488
		4,290,559
TOTAL CONSUMER STAPLES		18,380,215
ENERGY - 4.6%
Oil, Gas & Consumable Fuels - 4.6%
APA Corp.	16,682	614,732
Chevron Corp.	16,608	2,799,777
ConocoPhillips Co.	14,571	1,499,210
Coterra Energy, Inc.	30,313	776,013
EOG Resources, Inc.	9,164	1,094,823
Exxon Mobil Corp.	35,598	4,212,667
Marathon Oil Corp.	27,822	672,180
Occidental Petroleum Corp.	15,037	925,227
Texas Pacific Land Corp. (b)	359	530,476
		13,125,105
FINANCIALS - 13.6%
Banks - 2.0%
Comerica, Inc.	30,709	1,331,849
East West Bancorp, Inc.	29,263	1,512,604
Popular, Inc.	32,045	1,923,020
Western Alliance Bancorp.	28,433	1,055,433
		5,822,906
Capital Markets - 3.4%
Ameriprise Financial, Inc.	7,184	2,191,982
Blackstone, Inc.	27,405	2,448,089
CME Group, Inc.	15,289	2,840,238
MSCI, Inc.	4,502	2,171,990
		9,652,299
Consumer Finance - 0.8%
Discover Financial Services	20,885	2,160,971
Financial Services - 4.0%
Essent Group Ltd.	51,064	2,168,688
MasterCard, Inc. Class A	11,658	4,430,390
Visa, Inc. Class A	20,864	4,855,679
		11,454,757
Insurance - 3.4%
Aon PLC	8,409	2,734,439
Kinsale Capital Group, Inc.	8,028	2,622,828
Principal Financial Group, Inc.	25,651	1,915,873
RLI Corp.	17,393	2,418,497
		9,691,637
TOTAL FINANCIALS		38,782,570
HEALTH CARE - 13.8%
Biotechnology - 5.2%
AbbVie, Inc.	27,219	4,113,335
Amgen, Inc.	12,293	2,947,124
Moderna, Inc. (a)	14,143	1,879,463
Regeneron Pharmaceuticals, Inc. (a)	3,535	2,834,328
Vertex Pharmaceuticals, Inc. (a)	8,687	2,959,922
		14,734,172
Health Care Providers & Services - 1.9%
UnitedHealth Group, Inc.	11,229	5,525,679
Life Sciences Tools & Services - 1.4%
Mettler-Toledo International, Inc. (a)	1,468	2,189,522
Waters Corp. (a)	6,442	1,934,919
		4,124,441
Pharmaceuticals - 5.3%
Johnson & Johnson	31,624	5,176,849
Merck & Co., Inc.	38,542	4,450,445
Pfizer, Inc.	87,722	3,411,509
Royalty Pharma PLC	55,877	1,964,077
		15,002,880
TOTAL HEALTH CARE		39,387,172
INDUSTRIALS - 9.7%
Aerospace & Defense - 0.7%
Lockheed Martin Corp.	4,393	2,040,329
Air Freight & Logistics - 1.2%
Expeditors International of Washington, Inc.	11,503	1,309,502
United Parcel Service, Inc. Class B	11,764	2,115,285
		3,424,787
Commercial Services & Supplies - 1.1%
Cintas Corp.	3,393	1,546,428
Copart, Inc. (a)	20,758	1,640,920
		3,187,348
Electrical Equipment - 0.4%
Atkore, Inc. (a)	9,011	1,138,360
Ground Transportation - 2.6%
CSX Corp.	53,043	1,625,238
Landstar System, Inc.	6,958	1,224,817
Norfolk Southern Corp.	6,515	1,322,740
Old Dominion Freight Lines, Inc.	3,971	1,272,269
Union Pacific Corp.	10,258	2,007,491
		7,452,555
Industrial Conglomerates - 0.8%
Honeywell International, Inc.	10,847	2,167,664
Machinery - 0.6%
Illinois Tool Works, Inc.	6,951	1,681,725
Professional Services - 1.3%
Paychex, Inc.	19,289	2,119,090
Verisk Analytics, Inc.	7,715	1,497,559
		3,616,649
Trading Companies & Distributors - 1.0%
Fastenal Co.	26,424	1,422,668
W.W. Grainger, Inc.	2,148	1,494,084
		2,916,752
TOTAL INDUSTRIALS		27,626,169
INFORMATION TECHNOLOGY - 24.2%
Communications Equipment - 1.2%
Cisco Systems, Inc.	71,472	3,377,052
IT Services - 1.1%
Accenture PLC Class A	11,558	3,239,592
Semiconductors & Semiconductor Equipment - 5.0%
Applied Materials, Inc.	22,738	2,570,076
Broadcom, Inc.	6,336	3,969,504
KLA Corp.	5,969	2,307,257
Lam Research Corp.	4,774	2,501,958
Texas Instruments, Inc.	17,700	2,959,440
		14,308,235
Software - 9.6%
Adobe, Inc. (a)	8,610	3,250,792
Cadence Design Systems, Inc. (a)	12,803	2,681,588
Fair Isaac Corp. (a)	3,141	2,286,491
Microsoft Corp.	62,272	19,133,695
		27,352,566
Technology Hardware, Storage & Peripherals - 7.3%
Apple, Inc.	122,976	20,866,566
TOTAL INFORMATION TECHNOLOGY		69,144,011
MATERIALS - 2.8%
Chemicals - 1.7%
CF Industries Holdings, Inc.	7,199	515,304
Dow, Inc.	13,323	724,771
Linde PLC	5,091	1,880,870
LyondellBasell Industries NV Class A	6,944	656,972
Olin Corp.	8,704	482,202
The Mosaic Co.	12,128	519,685
		4,779,804
Construction Materials - 0.2%
Eagle Materials, Inc.	3,511	520,365
Metals & Mining - 0.9%
Freeport-McMoRan, Inc.	21,673	821,623
Nucor Corp.	4,651	689,185
Reliance Steel & Aluminum Co.	2,513	622,721
Steel Dynamics, Inc.	5,112	531,392
		2,664,921
TOTAL MATERIALS		7,965,090
REAL ESTATE - 2.8%
Equity Real Estate Investment Trusts (REITs) - 2.8%
Agree Realty Corp.	7,780	528,962
Essex Property Trust, Inc.	2,721	597,885
Extra Space Storage, Inc.	4,207	639,632
Gaming & Leisure Properties	11,796	613,392
National Retail Properties, Inc.	12,504	543,924
Prologis (REIT), Inc.	10,717	1,342,304
Public Storage	2,868	845,572
Realty Income Corp.	12,441	781,792
Simon Property Group, Inc.	6,436	729,328
VICI Properties, Inc.	22,471	762,666
WP Carey, Inc.	7,845	582,099
		7,967,556
UTILITIES - 2.8%
Electric Utilities - 1.8%
FirstEnergy Corp.	19,702	784,140
IDACORP, Inc.	6,267	696,389
NextEra Energy, Inc.	23,069	1,767,777
NRG Energy, Inc.	20,137	688,081
Southern Co.	17,362	1,276,975
		5,213,362
Gas Utilities - 0.5%
National Fuel Gas Co.	11,792	659,173
ONE Gas, Inc.	8,080	621,756
		1,280,929
Independent Power and Renewable Electricity Producers - 0.2%
Clearway Energy, Inc. Class C	19,564	594,159
Multi-Utilities - 0.3%
WEC Energy Group, Inc.	9,101	875,243
TOTAL UTILITIES		7,963,693
TOTAL COMMON STOCKS (Cost $281,733,768)		284,536,158

Money Market Funds - 0.3%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (c)	411,545	411,627
Fidelity Securities Lending Cash Central Fund 4.88% (c)(d)	445,680	445,725
TOTAL MONEY MARKET FUNDS (Cost $857,352)		857,352

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $282,591,120)	285,393,510
NET OTHER ASSETS (LIABILITIES) - (0.1)% (e)	(185,609)
NET ASSETS - 100.0%	285,207,901

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	23	Jun 2023	481,678	29,221	29,221

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
(e)	Includes $25,760 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	291,681	5,252,464	5,132,518	7,440	-	-	411,627	0.0%
Fidelity Securities Lending Cash Central Fund 4.88%	3,524,275	19,273,523	22,352,073	37,209	-	-	445,725	0.0%
Total	3,815,956	24,525,987	27,484,591	44,649	-	-	857,352

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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